Related party disclosures - Directors’ Interests In An Employee Share Incentive Plan (Details)				12 Months Ended
	Jun. 27, 2023 shares $ / shares	Jun. 24, 2022 shares $ / shares	Jun. 25, 2021 shares $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2023 € / shares	Dec. 31, 2022 € / shares	Dec. 31, 2021 € / shares
Disclosure of transactions between related parties [line items]
Key management personnel compensation				$ 7,032,000	$ 5,676,000	$ 5,525,000
Subscription price (eur per share) | $ / shares				$ 1.44	$ 1.70	$ 1.79
Share-based payment expense				$ 4,144,000	$ 2,903,000	$ 2,478,000
Key management personnel
Disclosure of transactions between related parties [line items]
Termination indemnity amount (in months)				18 months
Percentage of bonus in event of dismissal				150.00%			150.00%
Key management personnel compensation				$ 23,000
Warrants | Board Of Directors [Member]
Disclosure of transactions between related parties [line items]
Number of warrants authorized (in shares) | shares	180,000	140,000	140,000
Exercise price (usd per share) | $ / shares	$ 0.54	$ 0.65	$ 1.49
Subscription price (eur per share) | € / shares							€ 0.00001	€ 0.00000714	€ 0.00000714
Share-based payment expense				$ 292,000	$ 495,000	$ 443,000